Derivative Instruments and Hedging Activities - Net Unrealized Derivative Gain (Loss) Deferred as Regulatory Asset or Liability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized loss arising during the period			$ (9)
Net realized loss recognized during the period		(5)	(13)
PHI [Member] | Other Derivative Activity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized loss arising during the period	(6)	(13)	(20)
Net realized loss recognized during the period	$ (16)	$ (22)	$ (26)